PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment
	December 31
	2023	2022
Cost:
Computers	$75	$67
Laboratory and electronic equipment	-	274
Office furniture	2	2
Communication equipment	3	3
Leasehold improvements	56	52
	$136	$398
Accumulated depreciation:
Computers	55	41
Laboratory and electronic equipment	-	179
Office furniture	2	1
Communication equipment	3	3
Leasehold improvements	27	15
	$87	$239
Property and equipment, net	$49	$159